Cover Page	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	MOGU Inc.
Entity Central Index Key	0001743971
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38748
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Mingqi Center, 8/F, Building No. 1, No. 666 Zhenhua Road
Entity Address, City or Town	Xihu District
Entity Address, Postal Zip Code	310012
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of MOGU Inc. and its subsidiaries (the “Company”) as of March 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, of changes in shareholders’ equity and of cash flows for each of the three years in the period ended March 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Business Contact
Document Information [Line Items]
Contact Personnel Name	Qi Feng
Entity Address, Address Line One	Mingqi Center, 8/F, Building No. 1, No. 666 Zhenhua Road
Entity Address, City or Town	Xihu District
Entity Address, Postal Zip Code	310012
City Area Code	+86
Local Phone Number	571 8530 8201
Contact Personnel Email Address	ir@mogu.com
Entity Address, Country	CN
American Depository Shares
Document Information [Line Items]
Trading Symbol	MOGU
Security 12(b) Title	American depositary shares (one American depositary share representing 300 Class A ordinary shares, par value US$0.00001 per share)
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Security 12(b) Title	Class A ordinary shares, par value
Entity Common Stock, Shares Outstanding	2,148,858,300
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	303,234,004